                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 2000

                           NATIONWIDE(R) MUTUAL FUNDS

                       NATIONWIDE(R) S&P 500 INDEX FUND*

                                 ANNUAL REPORT

                                OCTOBER 31, 2000

                               TABLE OF CONTENTS

Management Discussion of Fund Performance...................    3
Statement of Investments....................................    4
Statement of Assets and Liabilities.........................   12
Statement of Operations.....................................   13
Statements of Changes in Net Assets.........................   14
Financial Highlights........................................   15
Notes to Financial Statements...............................   18
Independent Auditors' Report................................   25
Shareholder Meeting.........................................   26

---------------
* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Fund's Statement of Additional Information.

                         NATIONWIDE S&P 500 INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 12 months ended October 31, 2000, the Nationwide S&P 500 Index Fund returned 5.71%(a) versus 6.09% for the S&P 500 Index, the benchmark index. Fund Asset Management, the subadviser, began managing this Fund in late December 1999.

The portfolio met its objective of replicating the benchmark's return; however, the performance differential is primarily due to Fund fees and expenses.

The returns for large capitalization securities were particularly lackluster. Year to date, large cap stocks--measured by the S&P 500 Index--returned -1.81%. Small cap stocks--measured by the Russell 2000 Index --were not strong either, returning -0.47%. Mid cap stocks, on the other hand, reigned supreme. The Russell 400 Midcap Index returned an impressive 18.07%.

During the first 10 months of 2000, basic materials, communication services, and consumer cyclicals stocks were the largest contributors to the Fund's and Index's negative returns. These poor contributions were offset by strong returns in financials, utilities and health care stocks.

As of October 31, 2000, the technology sector represented more than 29% of the total capitalization of the S&P 500 Index and the Fund. Nevertheless, this figure is down considerably from June 30, 2000, when technology made up more than 33%. The decrease is attributable to the tech sector's poor performance in the latter part of this year.

During the period, the Index -- and therefore the Fund -- went through 38 composition changes, including the notable additions of JDS Uniphase and VERITAS. The Fund was able to benefit from its trading of these Index changes, as our executions were superior to the Index's inclusion prices.

---------------

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MANAGER: FUND ASSET MANAGEMENT--SUBADVISER
PORTFOLIO MARKET VALUE $328,263,577
OCTOBER 31, 2000

                             PORTFOLIO COMPOSITION

                              (Subject to Change)
                           Repurchase Agreement 0.3%
                        S&P 500 Depositary Receipts 1.9%
                               Common Stock 97.8%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
(For Periods Ended October 31, 2000)

                                                   INSTITUTIONAL
         CLASS A SHARES(1)    CLASS B SHARES(2)        CLASS
 YEARS   W/O SC**   W/SC(3)   W/O SC**   W/SC(4)     SHARES(5)*
-----------------------------------------------------------------
   1       5.71%      0.38%     5.17%     0.17%         6.01%
Life(6)   11.45%      8.58%    11.20%    10.04%        11.59%
-----------------------------------------------------------------

          SERVICE     INSTITUTIONAL    LOCAL
           CLASS      SERVICE CLASS    FUND
 YEARS   SHARES(7)*    SHARES(7)*     SHARES*
---------------------------------------------
   1        5.25%         5.37%        5.43%
Life(6)    11.01%        11.21%       11.32%
---------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance date.

* Not subject to any sales charges.

** These returns do not reflect the effects of a sales charge (SC).

 (1) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class A on December 29, 1999, restated to reflect Class A Shares' maximum sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.

 (2) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class B on December 29, 1999, restated to reflect Class B Shares' contingent deferred sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.

 (3) The 5.75% maximum front-end sales charge was deducted.

 (4) The 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

 (5) Performance includes that of Local Fund Shares, which was achieved prior to the creation of the Institutional Class on December 29, 1999 (Local Fund shares began operation July 24, 1998), and does not reflect the impact of the Institutional Class Shares' lower estimated expenses.

 (6) The Fund's Local Fund Shares began operations July 24, 1998.
 (7) Performance of the Service Class and Institutional Service Class Shares (formerly Class R and Class Y, respectively) represents that of Local Fund Shares, which was achieved prior to the creation of the two classes on November 2, 1998. Had these classes been in existence for the time periods present, performance would have been lower as a result of additional expenses.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.
FUND PERFORMANCE - LOCAL FUND SHARES

                                                                     LOCAL FUND SHARES                       S&P 500
                                                                     -----------------                       -------
7/98                                                                      10000.00                           10000.00
10/99                                                                     12345.00                           12567.00
10/00                                                                     13016.00                           13333.00

Comparative performance of $10,000 invested in the Nationwide S&P 500 Index Fund and the S&P 500 Stock Index*** since inception (7/24/98) to 10/31/00. Unlike our Fund, the S&P 500 Stock Index does not reflect any fees or expenses.
---------------
*** The S&P 500 Stock Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               3

                                   Continued

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMMON STOCK -- AFFILIATED (0.4%)
            INVESTMENT MANAGEMENT (0.4%)
   20,125   Merrill Lynch & Co., Inc.
            TOTAL COMMON STOCK -- AFFILIATED
            (cost $1,083,448)                   $  1,408,750
                                                ------------
            COMMON STOCK -- UNAFFILIATED (97.6%)
            ADVERTISING SERVICES (0.1%):
    7,300   Interpublic Group of Cos., Inc.
            (The)                                    313,444
                                                ------------

            AEROSPACE (0.5%)
    5,500   General Dynamics Corp.                   393,594
   10,800   Lockheed Martin Corp.                    387,180
    2,100   Northrop Grumman Corp.                   176,400
   12,300   United Technologies Corp.                858,694
                                                ------------
                                                   1,815,868
                                                ------------

            AEROSPACE / DEFENSE (0.9%)
   23,307   Boeing Co. (The)                       1,580,505
    3,000   Goodrich (B.F.) Co.                      122,813
   20,925   Honeywell International, Inc.          1,126,027
                                                ------------
                                                   2,829,345
                                                ------------

            AIRLINES (0.3%)
    3,300   AMR Corp.                                108,075
    3,100   Delta Air Lines, Inc.                    146,475
    6,600   Fed Ex*                                  309,276
   12,675   Southwest Airlines Co.                   361,238
    1,300   U.S. Airways Group, Inc.*                 49,075
                                                ------------
                                                     974,139
                                                ------------

            ALUMINUM (0.1%)
    9,399   Alcan Aluminum Ltd.                      296,656
                                                ------------

            APPAREL (0.1%)
    6,300   Nike, Inc. Class B                       251,606
    2,000   Reebok International Ltd.                 43,125
                                                ------------
                                                     294,731
                                                ------------

            APPAREL & ACCESSORIES (0.0%)
    1,700   Liz Claiborne, Inc.                       72,250
    2,100   V.F. Corp.                                57,356
                                                ------------
                                                     129,606
                                                ------------

            APPLIANCE & HOUSEHOLD DURABLE (0.0%)
    7,051   Newell Rubbermaid, Inc.                  135,291
                                                ------------

            AUTO PARTS & EQUIPMENT (0.1%)
    3,000   Dana Corp.                                66,563
   12,395   Delphi Automotive Systems Corp.          194,446
                                                ------------
                                                     261,009
                                                ------------

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            AUTOMOBILES (0.3%)
   13,513   General Motors Corp.                $    839,495
    2,300   PACCAR, Inc.                              96,744
    4,071   Visteon Corp.                             72,006
                                                ------------
                                                   1,008,245
                                                ------------

            BANKS (1.9%)
   42,074   Bank of America Corp.                  2,022,182
   18,400   Bank of New York Co., Inc.             1,059,150
   32,600   Chase Manhattan Corp. (The)            1,483,300
   12,500   Mellon Financial Corp.                   603,125
    6,000   Northern Trust Corp.                     512,250
    4,000   State Street Corp.                       498,960
                                                ------------
                                                   6,178,967
                                                ------------

            BEVERAGES / ALCOHOLIC (0.2%)
    1,200   Adolph Coors Co. Class B                  76,425
    1,300   Brown-Forman Corp. Class B                79,138
   11,400   Seagram Co. Ltd.                         651,225
                                                ------------
                                                     806,788
                                                ------------

            BEVERAGES / SOFT DRINK (1.2%)
   63,700   Coca-Cola Co.                          3,845,888
    9,400   Coca-Cola Enterprises, Inc.              172,725
                                                ------------
                                                   4,018,613
                                                ------------

            BIOTECHNOLOGY (0.2%)
    5,200   PE Corp. - PE Biosystems Group           608,400
                                                ------------

            BROADCAST MEDIA / CABLE TELEVISION (2.0%)
   14,802   Clear Channel Communications,
            Inc.*                                    889,045
   23,700   Comcast Corp. Special Class A*           965,775
   33,800   Time Warner, Inc.                      2,565,758
   38,735   Viacom, Inc. Class B*                  2,203,053
                                                ------------
                                                   6,623,631
                                                ------------

            BUSINESS SERVICES (0.2%)
   10,700   Compuware Corp.                           84,263
    3,911   Convergys Corp.*                         170,373
    2,000   NCR Corp.*                                86,250
    7,100   Pitney Bowes, Inc.                       210,781
                                                ------------
                                                     551,667
                                                ------------

            CAPITAL GOODS (0.7%)
    1,000   Briggs & Stratton Corp.                   35,688
      850   Crane Co.                                 22,259
    1,400   Cummins Engine, Inc.                      47,600
    6,500   Deere & Co.                              239,281
    4,500   Dover Corp.                              190,969
    3,400   Genuine Parts Co.                         72,463
    1,300   McDermott International, Inc.             12,594
   10,400   Minnesota Mining & Manufacturing
            Co.                                    1,004,899

                                   Continued

 4              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

                                   Continued

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMMON STOCK -- UNAFFILIATED (CONTINUED)
            CAPITAL GOODS (CONTINUED)
    2,100   Pall Corp.                          $     45,281
    3,100   Parker-Hannifin Corp.                    128,263
    1,400   PerkinElmer, Inc.                        167,300
    1,900   Snap-On, Inc.                             48,569
    1,400   Stanley Works (The)                       37,275
    3,100   Textron, Inc.                            156,356
                                                ------------
                                                   2,208,797
                                                ------------
            CHEMICALS (0.2%)
    1,000   FMC Corp.*                                76,000
      800   Grace (W.R.) & Co.*                        3,050
    1,200   Great Lakes Chemical Corp.                40,050
    1,500   Millipore Corp.                           78,750
    4,200   Praxair, Inc.                            156,450
    2,600   Sigma-Aldrich Corp.                       92,950
    3,600   Union Carbide Corp.                      154,800
                                                ------------
                                                     602,050
                                                ------------

            CHEMICALS / DIVERSIFIED (0.8%)
    4,900   Air Products & Chemicals, Inc.           182,831
    3,400   Avery Dennison Corp.                     171,700
   17,600   Dow Chemical Co.                         539,000
   26,050   E.I. du Pont de Nemours and Co.        1,182,018
    2,200   Eastman Chemical Co.                      94,325
    2,200   Engelhard Corp.                           45,925
    3,800   Hercules, Inc.                            69,588
    7,900   Occidental Petroleums Corp.              157,013
    5,631   Rohm & Haas Co.                          169,282
                                                ------------
                                                   2,611,682
                                                ------------

            COMMUNICATION EQUIPMENT (6.4%)
  181,339   Cisco Systems, Inc.*                   9,769,638
    6,400   Conexant Systems, Inc. *                 168,400
   22,575   Corning, Inc.                          1,726,988
   23,892   JDS Uniphase Corp.*                    1,944,212
   85,370   Lucent Technologies, Inc.              1,990,188
   55,006   Motorola, Inc.                         1,371,712
   76,310   Nortel Networks Corp. ADR              3,472,104
   10,000   Tellabs, Inc.*                           499,375
                                                ------------
                                                  20,942,617
                                                ------------

            COMPUTER / HARDWARE (1.5%)
    9,200   Apple Computer, Inc.*                    179,975
   45,006   International Business Machines
            Corp.                                  4,433,091
    3,800   Lexmark International Group, Inc.
            Class A*                                 155,800
                                                ------------
                                                   4,768,866
                                                ------------

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMPUTER EQUIPMENT (3.7%)
    3,200   Adaptec, Inc.*                      $     50,600
    5,500   American Power Conversion Corp.*          71,156
   42,900   Compaq Computer Corp.                  1,304,589
   66,100   Dell Computer Corp.*                   1,949,950
   55,700   EMC Corp.*                             4,960,781
    7,900   Gateway, Inc.                            407,719
   51,000   Hewlett-Packard Co.                    2,368,313
    7,862   Network Appliance, Inc.*                 935,578
                                                ------------
                                                  12,048,686
                                                ------------

            COMPUTER INTEGRATED SYSTEMS DESIGN (0.0%)
    6,823   Avaya, Inc.*                              91,677
                                                ------------

            COMPUTER SOFTWARE & SERVICES (9.0%)
    5,800   Adobe Systems, Inc.                      441,163
   59,000   America Online, Inc.*                  2,975,370
   16,400   Automatic Data Processing, Inc.        1,071,125
    7,300   BMC Software, Inc.*                      148,281
    4,800   Cabletron Systems, Inc.*                 130,200
    5,400   Citrix Systems, Inc.*                    119,475
   14,500   Computer Associates International,
            Inc.                                     462,188
   11,600   Electronic Data Systems Corp.            544,475
   10,800   First Data Corp.                         541,350
    2,100   Mercury Interactive Corp.*               233,100
  134,422   Microsoft Corp.*                       9,258,314
    9,600   Novell, Inc.*                             86,400
  143,816   Oracle Corp.*                          4,745,927
    7,800   Parametric Technology Corp.*              96,038
    7,400   PeopleSoft, Inc. *                       322,941
    4,800   Radioshack Corp.                         286,200
    3,300   Sapient Corp.*                           117,356
    5,600   Seagate Technology, Inc.*                391,300
   10,470   Siebel Systems, Inc.*                  1,098,696
   40,500   Sun Microsystems, Inc.*                4,490,437
    6,500   Unisys Corp.*                             82,875
   10,139   VERITAS Software Corp.*                1,429,757
   13,800   Yahoo!, Inc.*                            809,025
                                                ------------
                                                  29,881,993
                                                ------------

            CONGLOMERATES (1.0%)
    7,400   Illinois Tool Works, Inc.                411,163
    4,700   Ingersoll-Rand Co.                       177,425
    1,700   ITT Industries, Inc.                      55,356
    2,000   Johnson Controls, Inc.                   119,250
   43,064   Tyco International Ltd.                2,441,190
                                                ------------
                                                   3,204,384
                                                ------------

            CONSTRUCTION & BUILDING MATERIALS (0.1%)
    2,100   Centex Corp.                              77,700
    1,700   Fluor Corp.                               59,500
    1,900   Kaufman & Broad Home Corp.                56,525

                                   Continued

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               5

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

                                   Continued

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMMON STOCK -- UNAFFILIATED (CONTINUED)
            CONSTRUCTION & BUILDING MATERIALS (CONTINUED)
    3,200   Sherwin Williams Co.                $     69,400
    2,000   Vulcan Materials Co.                      84,000
                                                ------------
                                                     347,125
                                                ------------

            CONSTRUCTION & HOUSING (0.1%)
   10,100   Masco Corp.                              188,744
                                                ------------

            CONSTRUCTION MACHINERY (0.1%)
    8,900   Caterpillar, Inc.                        312,056
                                                ------------

            CONSUMER DURABLE (0.2%)
    2,800   Black & Decker Corp.                     105,350
    3,300   Danaher Corp.                            208,313
    3,100   Fortune Brands, Inc.                      91,256
    2,200   Whirlpool Corp.                           95,700
                                                ------------
                                                     500,619
                                                ------------
            CONSUMER FINANCE (1.8%)
  114,933   Citigroup, Inc.                        6,048,349
                                                ------------

            CONSUMER NON-CYCLICAL (1.8%)
    6,500   Avon Products, Inc.                      315,250
    5,300   Clorox Co. (The)                         236,513
   15,100   Colgate-Palmolive Co.                    887,276
    2,600   Ecolab, Inc.                             101,888
   27,600   Gillette Co. (The)                       962,549
    1,800   International Flavor & Fragrances         30,150
   14,229   Kimberly-Clark Corp.                     939,114
      500   National Service Industries, Inc.         10,219
   33,400   Procter & Gamble Co.                   2,386,012
    1,300   Tupperware Corp.                          22,263
                                                ------------
                                                   5,891,234
                                                ------------

            CONSUMER PRODUCTS (0.0%)
    3,000   Polaroid Corp.                            30,188
                                                ------------

            CONTAINERS (0.1%):
      300   Ball Corp.                                10,538
      800   Bemis, Inc.                               20,700
    2,600   Crown Cork & Seal Co., Inc.               23,725
    2,600   Owens-Illinois, Inc.*                     15,438
    2,300   Sealed Air Corp.*                        110,687
                                                ------------
                                                     181,088
                                                ------------

            CREDIT REPORTING SERVICES (0.0%)
    3,200   Moodys, Inc.                              84,200
                                                ------------
            DATA PROCESSING & REPRODUCTION (0.1%)
    4,200   Computer Sciences Corp.*                 264,600
                                                ------------

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            DISTRIBUTION (0.1%)
    9,000   SYSCO Corp.                         $    469,688
                                                ------------

            DRILLING OIL & GAS WELLS (0.1%)
    4,191   Nabors Industries, Inc.*                 213,322
                                                ------------

            DRUGS (6.9%)
    2,900   ALZA Corp.                               234,719
   33,300   American Home Products Corp.           2,114,550
   26,300   Amgen, Inc.*                           1,523,756
    4,100   Biogen, Inc.*                            246,769
   28,900   Eli Lilly & Co.                        2,582,938
   58,800   Merck & Co., Inc.                      5,288,324
  161,300   Pfizer, Inc.                           6,966,143
   32,629   Pharmacia & Upjohn, Inc.               1,794,595
   37,400   Schering-Plough Corp.                  1,933,113
                                                ------------
                                                  22,684,907
                                                ------------

            ELECTRIC, GAS, & SANITARY SERVICES (0.2%)
    8,800   Exelon Corp.                             529,100
                                                ------------

            ELECTRICAL EQUIPMENT (4.8%)
   11,226   Agilent Technologies, Inc.               519,904
    1,700   Cooper Industries, Inc.                   65,025
    2,000   Eaton Corp.                              136,125
   10,500   Emerson Electric Co.                     771,094
  253,100   General Electric Co.                  13,873,043
    2,700   Grainger (W.W.), Inc.                     86,231
    5,300   Rockwell International Corp.             208,356
                                                ------------
                                                  15,659,778
                                                ------------

            ELECTRONICS (5.0%)
    9,800   Altera Corp.*                            401,188
    5,609   Broadcom Corp. Class A                 1,247,300
  171,500   Intel Corp.                            7,717,499
    5,200   KLA-Tencor Corp.*                        175,825
    8,200   Linear Technology Corp.                  529,413
    8,100   LSI Logic Corp.*                         266,288
    7,500   Maxim Integrated Products, Inc.*         497,344
    4,525   Molex, Inc.                              244,350
    4,700   National Semiconductor Corp. *           122,200
   14,157   Palm, Inc. *                             758,283
    8,000   Raytheon Co.                             273,500
    3,848   Sanmina Corp.*                           439,875
   15,000   Solectron Corp.*                         660,000
    1,500   Tektronix, Inc.                          106,875
    5,000   Teradyne, Inc.*                          156,250
   44,200   Texas Instruments, Inc.                2,168,562
    2,100   Thomas & Betts Corp.                      31,763
    8,200   Xilinx, Inc.*                            593,988
                                                ------------
                                                  16,390,503
                                                ------------

            ENTERTAINMENT (0.6%)
   53,300   Walt Disney Co. (The)                  1,908,806
                                                ------------

                                   Continued

 6              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

                                   Continued

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMMON STOCK -- UNAFFILIATED (CONTINUED)
            FINANCIAL (2.2%)
   18,400   Associates First Capital Corp.      $    683,100
    5,300   Capital One Financial Corp.              334,563
    4,100   Comerica, Inc.                           247,281
    3,200   Countrywide Credit Industries,
            Inc.                                     119,800
   25,700   Fannie Mae                             1,978,900
    3,600   Golden West Financial Corp.              201,825
    5,700   Lehman Brothers Holdings, Inc.           367,650
   21,154   MBNA Corp.                               794,597
    3,500   Paine Webber Group, Inc.                 249,375
    3,600   Providian Financial Corp.                374,400
   34,600   Schwab (Charles) Corp.                 1,215,325
   13,604   Washington Mutual, Inc.                  598,576
                                                ------------
                                                   7,165,392
                                                ------------

            FINANCIAL / BANKS (2.4%)
    8,300   AmSouth Bancorp                          115,681
   30,234   Bank One Corp.                         1,103,541
    9,400   BB&T Corp.                               299,625
    2,981   Bear Stearns Cos., Inc.                  180,723
    6,195   Charter One Financial, Inc.              142,098
    5,900   C.I.T. Group, Inc. (The)                 102,881
   12,350   Fifth Third Bancorp                      634,481
   26,100   First Union Corp.                        791,156
   25,927   FirStar Corp.                            510,438
   23,816   Fleet Boston Corp.                       905,008
    4,744   Huntington Bancshares, Inc.               68,195
    9,500   KeyCorp                                  234,531
   14,200   National City Corp.                      303,525
    7,800   PNC Bank Corp.                           521,625
    4,400   Regions Financial Corp.                  103,675
    4,900   SouthTrust Corp.                         158,638
    5,200   Summit Bancorp                           195,000
    6,900   Suntrust Banks, Inc.                     336,806
    5,800   Synovus Financial Corp.                  125,063
   20,300   U.S. Bancorp Class A                     491,006
    2,600   Union Planters Corp.                      87,913
    5,200   Wachovia Corp.                           280,800
                                                ------------
                                                   7,692,409
                                                ------------
            FINANCIAL / MISCELLANEOUS (1.1%)
   34,000   American Express Co.                   2,039,999
   11,800   Household International, Inc.            593,688
    4,023   Morgan (J.P.) & Co., Inc.                665,807
    2,590   Old Kent Financial Corp.                  71,711
    3,600   T. Rowe Price Associates, Inc.           168,525
                                                ------------
                                                   3,539,730
                                                ------------

            FINANCIAL SERVICES (0.8%)
    2,900   H&R Block, Inc.                          103,494
    6,200   Stilwell Financial, Inc.                 277,838

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            FINANCIAL SERVICES (CONTINUED)
    3,800   USA Education, Inc.                 $    212,325
   42,095   Wells Fargo Co.                        1,949,524
                                                ------------
                                                   2,543,181
                                                ------------

            FOOD & BEVERAGE (1.1%)
   23,700   Anheuser-Busch Cos., Inc.              1,084,275
    7,900   General Mills, Inc.                      329,825
   37,400   PepsiCo, Inc.                          1,811,563
    3,600   Quaker Oats Co.                          293,625
    6,900   Ralston Purina Group                     167,325
                                                ------------
                                                   3,686,613
                                                ------------

            FOOD & RELATED (1.6%)
   13,453   Archer-Daniels-Midland Co.               147,983
    9,500   Campbell Soup Co.                        277,875
   13,600   ConAgra, Inc.                            290,700
    9,500   Heinz (H.J.) Co.                         398,406
    2,900   Hershey Foods Corp.                      157,506
    9,100   Kellogg Co.                              230,913
    8,400   Nabisco Group Holdings Corp.             242,550
   58,303   Philip Morris Cos., Inc.               2,135,346
   21,800   Sara Lee Corp.                           470,063
   14,114   Unilever NV                              717,168
    2,500   Wrigley (Wm.) Jr. Co.                    197,969
                                                ------------
                                                   5,266,479
                                                ------------

            FURNITURE & HOME FURNISHINGS (0.0%)
    3,900   Leggett & Platt, Inc.                     63,863
                                                ------------

            GAS - DISTRIBUTION (0.0%)
    3,945   Keyspan Corp.                            138,815
                                                ------------

            GOLD ORE (0.1%)
   10,300   Barrick Gold Corp.                       137,762
    2,400   Freeport-McMoRan Copper & Gold,
            Inc.                                      19,050
    5,600   Homestake Mining Co.                      23,100
    5,900   Newmont Mining Corp.                      80,019
    6,100   Placer Dome, Inc.                         49,563
                                                ------------
                                                     309,494
                                                ------------

            HEALTH CARE (4.7%)
   39,600   Abbott Laboratories                    2,091,374
    3,600   Allergan, Inc.                           302,625
    1,500   Bard (C.R.), Inc.                         62,813
    1,800   Bausch & Lomb, Inc.                       69,413
    7,800   Baxter International, Inc.               641,063
    6,500   Becton Dickinson & Co.                   217,750
    5,000   Biomet, Inc.                             180,938
    9,400   Boston Scientific Corp.*                 149,813
   50,200   Bristol-Myers Squibb Co.               3,059,062
    7,000   Cardinal Health, Inc.                    663,249
    7,600   Guidant Corp.*                           402,325

                                   Continued

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               7

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

                                   Continued

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMMON STOCK -- UNAFFILIATED (CONTINUED)
            HEALTH CARE (CONTINUED)
   13,600   HCA-The Healthcare Co.              $    543,150
   11,400   HealthSouth Corp.*                       136,800
    6,200   Humana, Inc.*                             75,175
   35,500   Johnson & Johnson Co.                  3,270,437
    4,694   King Pharmaceuticals, Inc.*              210,350
    1,400   Manor Care, Inc.                          23,363
    7,781   McKesson HBOC, Inc.                      218,354
   30,100   Medtronic, Inc.                        1,634,805
    3,700   Quintiles Transnational Corp.*            51,569
    2,400   St. Jude Medical, Inc.*                  132,000
    8,300   Tenet Healthcare Corp.                   326,294
    4,300   UnitedHealth Group, Inc.                 470,313
    2,800   Watson Pharmaceutical, Inc.*             175,175
    1,800   Wellpoint Health Networks, Inc.*         210,488
                                                ------------
                                                  15,318,698
                                                ------------
            HOME BUILDING (0.0%)
      500   Pulte Corp.                               16,656
                                                ------------

            HOME FURNISHINGS (0.0%)
    1,000   Armstrong Holdings, Inc.                   2,875
                                                ------------

            HOTELS & CASINOS (0.0%)
    3,600   Harrah's Entertainment, Inc.*            103,050
                                                ------------

            HOTELS / MOTELS (0.2%)
   17,700   Cendant Corp.*                           212,400
   10,500   Hilton Hotels Corp.                       99,750
    5,300   Marriott International, Inc. Class
            A                                        214,650
                                                ------------
                                                     526,800
                                                ------------
            HOUSEHOLD FURNISHING & APPLIANCES (0.0%)
    2,200   Maytag Corp.                              62,975
                                                ------------
            INSURANCE (3.1%)
    3,600   Aetna, Inc.                              208,125
   19,500   Allstate Corp. (The)                     784,875
   59,104   American International Group,
            Inc.                                   5,792,191
    5,750   AON Corp.                                238,266
    4,800   Chubb Corp. (The)                        405,300
    4,200   CIGNA Corp.                              512,190
    3,400   Cincinnati Financial Corp.               124,950
    5,400   Hartford Financial Services Group        401,963
    5,000   Lincoln National Corp.                   241,875
    2,100   Loews Corp.                              190,969
    2,100   MBIA, Inc.                               152,644
    2,800   MGIC Investment Corp.*                   190,750
    2,100   Progressive Corp. (The)                  206,325
    4,000   SAFECO Corp.                              96,750
    6,200   St. Paul Cos., Inc.                      317,750

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            INSURANCE (CONTINUED)
    2,400   Torchmark Corp.                     $     79,950
    5,557   Unum Provident Corp.                     156,985
                                                ------------
                                                  10,101,858
                                                ------------

            INSURANCE / LIFE (0.4%)
    6,400   AFLAC, Inc.                              467,600
    6,800   American General Corp.                   547,400
   10,800   Conseco, Inc.                             74,925
    2,200   Jefferson-Pilot Corp.                    151,250
                                                ------------
                                                   1,241,175
                                                ------------

            INSURANCE BROKERS (0.3%)
    7,100   Marsh & McLennan Cos., Inc.              928,325
                                                ------------

            INVESTMENT MANAGEMENT (0.8%)
    5,400   Franklin Resources, Inc.                 231,336
   28,776   Morgan Stanley Dean Witter & Co.       2,311,073
                                                ------------
                                                   2,542,409
                                                ------------

            JEWELRY, PRECIOUS METAL (0.0%)
      344   Jostens, Inc.*                             4,988
                                                ------------

            LEISURE PRODUCTS (0.2%)
    1,800   Brunswick Corp.                           34,988
   14,700   Carnival Corp.                           364,743
    3,300   Hasbro, Inc.                              35,475
   12,000   Mattel, Inc.                             155,250
                                                ------------
                                                     590,456
                                                ------------

            MANUFACTURING (0.0%)
    1,900   Power-One, Inc.*                         134,781
                                                ------------

            MANUFACTURING/DIVERSIFIED (0.1%)
    4,600   PPG Industries, Inc.                     205,275
                                                ------------

            METAL PROCESSORS (0.0%)
    3,600   Thermo Electron Corp.*                   104,400
      700   Timken Co.                                 9,844
                                                ------------
                                                     114,244
                                                ------------

            METALS (0.1%)
    3,400   Inco Ltd.                                 52,488
    2,408   Phelps Dodge Corp.                       112,574
                                                ------------
                                                     165,062
                                                ------------

            METALS & MINING (0.2%)
   22,332   Alcoa, Inc.                              640,649
                                                ------------

            MORTGAGE / ASSET BACKED OBLIGATIONS (0.3%)
   18,200   Freddie Mac                            1,092,000
                                                ------------

                                   Continued

 8              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

                                   Continued

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMMON STOCK -- UNAFFILIATED (CONTINUED)
            MOTOR VEHICLES (0.2%)
    7,600   Harley-Davidson, Inc.               $    366,225
    2,000   Navistar International Corp.*             66,125
    2,600   TRW, Inc.                                109,200
                                                ------------
                                                     541,550
                                                ------------

            MOTOR VEHICLES & CAR BODIES (0.4%)
   48,172   Ford Motor Company                     1,258,494
                                                ------------

            NATURAL GAS (0.1%)
    1,100   Eastern Enterprises                       70,813
      500   NICOR, Inc.                               17,656
      400   ONEOK, Inc.                               15,850
      800   People's Energy Corp.                     27,500
    3,915   Sempra Energy                             80,991
                                                ------------
                                                     212,810
                                                ------------
            OFFICE EQUIPMENT & SUPPLIES (0.0%)
   19,100   Xerox Corp.                              161,156
                                                ------------

            OIL & GAS (5.6%):
    2,200   Amerada Hess Corp.                       136,400
    3,500   Apache Corp.                             193,594
    1,200   Ashland, Inc.                             39,300
   17,000   Chevron Corp.                          1,396,125
    5,800   Coastal Corp. (The)                      437,538
    2,300   Columbia Energy Group                    165,456
   15,007   Conoco, Inc.                             408,003
    3,601   Devon Energy Corp.                       181,490
    6,300   El Paso Energy Corp.                     394,931
   18,600   Enron Corp.                            1,526,363
   88,989   Exxon Mobil Corp.                      7,936,705
    3,100   Rowan Cos., Inc.*                         78,081
   54,800   Royal Dutch Petroleum Co.              3,253,749
    1,500   Sunoco, Inc.                              44,906
   14,500   Texaco, Inc.                             856,406
    5,600   Transocean Sedco Forex, Inc.             296,800
    5,300   Unocal Corp.                             180,863
    7,700   USX-Marathon Group                       209,344
   11,000   Williams Cos., Inc. (The)                459,938
                                                ------------
                                                  18,195,992
                                                ------------
            OIL & GAS FIELD MACHINERY (0.4%)
    6,057   Anadarko Petroleum Corp.                 387,950
    6,100   Burlington Resources, Inc.               219,600
    2,784   Kerr-Mcgee Corp.                         181,830
    6,200   Phillips Petroleum Co.                   382,850
    4,100   Tosco Corp.                              117,363
                                                ------------
                                                   1,289,593
                                                ------------

            OIL EQUIPMENT & SERVICES (0.7%)
    7,770   Baker Hughes, Inc.                       267,094
    7,600   Dynegy, Inc.                             351,975

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            OIL EQUIPMENT & SERVICES (CONTINUED)
   11,600   Halliburton Co.                     $    429,925
   14,300   Schlumberger Ltd.                      1,088,587
                                                ------------
                                                   2,137,581
                                                ------------

            PAPER & FOREST PRODUCTS (0.4%)
    1,900   Boise Cascade Corp.                       54,506
    4,400   Fort James Corp.                         144,925
    4,800   Georgia Pacific Corp.                    129,000
   11,596   International Paper Co.                  424,704
    3,600   Louisiana-Pacific Corp.                   30,600
    3,200   Mead Corp.                                92,600
    2,500   Pactiv Corp.*                             26,250
      300   Potlatch Corp.                            10,050
    1,600   Temple-Inland, Inc.                       71,600
    3,000   Westvaco Corp.                            85,500
    6,000   Weyerhaeuser Co.                         281,625
    3,100   Williamette Industries, Inc.             112,569
                                                ------------
                                                   1,463,929
                                                ------------

            PHARMACEUTICALS (0.1%)
    5,100   MedImmune, Inc.*                         333,413
                                                ------------

            PHOTOGRAPHIC (0.1%)
    8,400   Eastman Kodak Co.                        376,950
                                                ------------

            POLLUTION CONTROL (0.1%)
    3,300   Allied Waste Industries, Inc.             30,525
   14,700   Waste Management, Inc.                   294,000
                                                ------------
                                                     324,525
                                                ------------

            PRINTING & PUBLISHING (0.5%)
    2,300   American Greetings Corp. Class A          41,831
    2,200   Donnelley (R.R.) & Sons Co.               47,300
    1,900   Dow Jones & Co., Inc.                    111,863
    7,200   Gannett Co., Inc.                        417,600
    2,500   Knight-Ridder, Inc.                      125,625
    5,400   McGraw-Hill Cos., Inc. (The)             346,613
      800   Meredith Corp.                            25,400
    3,600   New York Times Co. (The) Class A         132,300
    7,157   Tribune Co.                              265,256
                                                ------------
                                                   1,513,788
                                                ------------

            RAILROADS (0.2%)
    9,800   Burlington Northern Santa Fe
            Corp.                                    260,313
    5,900   CSX Corp.                                149,344
    8,200   Norfolk Southern Corp.                   115,825
    6,200   Union Pacific Corp.                      290,624
                                                ------------
                                                     816,106
                                                ------------

            RESTAURANTS (0.4%)
    2,100   Darden Restaurants, Inc.                  47,250
   34,500   McDonald's Corp.                       1,069,500

                                   Continued

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               9

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

                                   Continued

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMMON STOCK -- UNAFFILIATED (CONTINUED)
            RESTAURANTS (CONTINUED)
    4,000   Tricon Global Restaurants, Inc.*    $    120,000
    3,500   Wendy's International, Inc.               76,125
                                                ------------
                                                   1,312,875
                                                ------------

            RETAIL (4.2%)
    2,700   Autozone, Inc.                            72,394
    7,700   Bed, Bath & Beyond, Inc.*                198,756
    4,900   Best Buy Co., Inc.                       245,919
    6,500   Circuit City Stores-Circuit City
            Group                                     86,125
    1,700   Consolidated Stores Corp.*                20,188
   12,000   Costco Wholesale Corp.*                  439,500
    9,800   CVS Corp.                                518,788
    3,100   Dillard's, Inc. Class A                   32,550
    7,310   Dollar General Corp.                     113,305
    4,600   Federated Department Stores, Inc.*       149,788
   21,600   Gap, Inc.                                557,550
    1,400   Harcourt General, Inc.                    78,470
   59,150   Home Depot, Inc.                       2,543,449
   13,100   Kmart Corp.*                              77,781
    8,300   Kohl's Corp.*                            449,756
   11,400   Limited, Inc. (The)                      287,850
   10,200   Lowe's Cos., Inc.                        466,013
    8,700   May Department Stores Co. (The)          228,375
    2,700   Nordstrom, Inc.                           44,381
   10,100   Office Depot, Inc.*                       83,956
    5,400   Penney (J.C), Co., Inc.                   63,113
    8,500   Sears, Roebuck & Co.                     252,705
   12,600   Staples, Inc.*                           179,550
    5,000   Starbucks Corp.*                         223,438
   22,400   Target Corp.                             618,799
    3,800   Tiffany & Co.                            162,213
    6,500   TJX Cos., Inc.                           177,125
    4,400   Toys 'R' Us, Inc.*                        75,625
  114,100   Wal-Mart Stores, Inc.                  5,177,287
                                                ------------
                                                  13,624,749
                                                ------------

            RETAIL / FOOD & DRUG (0.8%)
   11,734   Albertson's, Inc.                        277,949
   21,500   Kroger Co.*                              485,094
      400   Longs Drug Stores Corp.                    8,750
   13,200   Safeway, Inc.*                           721,875
    2,300   Supervalu, Inc.                           35,363
   26,300   Walgreen Co.                           1,199,937
    2,600   Winn-Dixie Stores, Inc.                   50,050
                                                ------------
                                                   2,779,018
                                                ------------
            SEMICONDUCTORS (0.8%)
    7,100   Advanced Micro Devices, Inc.*            160,638
    8,900   Analog Devices, Inc.*                    578,500
   20,400   Applied Materials, Inc.*               1,083,749
   13,900   Micron Technology, Inc.*                 483,025

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            SEMICONDUCTORS (CONTINUED)
    3,800   Novellus Systems, Inc.*             $    155,563
                                                ------------
                                                   2,461,475
                                                ------------

            SERVICES (0.5%)
    1,900   Autodesk, Inc.                            41,919
    2,900   Ceridian Corp.*                           72,500
      900   Deluxe Corp.                              20,306
    2,800   Equifax, Inc.                             96,600
    6,400   IMS Health, Inc.                         151,200
    4,800   Omnicom Group                            442,800
    9,975   Paychex, Inc.                            565,458
    2,400   Ryder System, Inc.                        47,400
    3,617   Sabre Holdings, Inc.                     120,943
                                                ------------
                                                   1,559,126
                                                ------------
            STEEL (0.1%)
    1,400   Allegheny Teledyne, Inc.                  28,350
    3,400   Bethlehem Steel Corp.*                     9,775
    2,500   Nucor Corp.                               86,718
    3,300   USX-U.S. Steel Group, Inc.                52,594
    1,000   Worthington Industries, Inc.               9,563
                                                ------------
                                                     187,000
                                                ------------
            TECHNOLOGY (0.1%)
    4,100   Comverse Technology, Inc.*               458,175
                                                ------------

            TELECOMMUNICATIONS (6.9%)
   18,993   ADC Telecommunications, Inc.*            405,975
    8,200   ALLTEL Corp.                             528,388
    2,400   Andrew Corp.*                             63,150
   95,934   AT&T Corp.                             2,224,469
   47,900   Bellsouth Corp.                        2,314,168
    3,700   CenturyTel, Inc.                         142,450
   22,185   Global Crossing Ltd. *                   524,121
   19,000   Nextel Communications, Inc.*             730,313
   18,800   QUALCOMM, Inc.*                        1,224,056
   42,911   Qwest Communications
            International,                         2,086,547
            Inc.*
   86,641   SBC Communications, Inc.               4,998,102
    3,800   Scientific-Atlanta, Inc.                 260,063
   23,100   Sprint Corp. (FON Group)                 589,050
   23,300   Sprint Corp. (PCS Group)*                888,313
   69,476   Verizon Communications                 4,016,581
   73,444   Worldcom, Inc.*                        1,744,295
                                                ------------
                                                  22,740,041
                                                ------------
            TEXTILES (0.0%)
      300   Russell Corp.                              4,800
      800   Springs Industries, Inc. Class A          18,850
                                                ------------
                                                      23,650
                                                ------------

            TIRE & RUBBER (0.0%)
      900   Cooper Tire & Rubber Co.                   9,844
    4,900   Goodyear Tire & Rubber Co.                90,650
                                                ------------
                                                     100,494
                                                ------------

                                   Continued

 10              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

            STATEMENT OF INVESTMENTS -- OCTOBER 31, 2000 (CONTINUED)

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            COMMON STOCK -- UNAFFILIATED (CONTINUED)
            TOBACCO (0.0%)
    3,300   UST, Inc.                           $     83,325
                                                ------------

            UTILITIES (1.9%)
   11,117   AES Corp.*                               628,110
    3,800   Ameren Corp.                             151,050
    8,240   American Electric Power Co., Inc.        341,960
    3,400   C P & L Energy, Inc.                     137,063
    3,100   Cinergy Corp.                             94,938
    3,700   CMS Energy Corp.                          99,900
    4,500   Consolidated Edison, Inc.                158,344
    4,500   Constellation Energy Group, Inc.         187,594
    6,467   Dominion Resources, Inc.                 385,190
    3,000   DTE Energy Co.                           108,375
    9,700   Duke Power Co.                           838,443
    9,500   Edison International                     226,813
    6,200   Entergy Corp.                            237,538
    4,800   FirstEnergy Corp.                        124,200
    4,800   Florida Power & Light, Inc.              316,800
    2,800   Florida Progress Corp.                   148,925
    3,800   GPU, Inc.                                125,638
    3,100   Niagara Mohawk Holdings, Inc.*            49,600
   10,800   PG&E Corp.                               290,925
    1,700   Pinnacle West Capital Corp.               73,844
    2,900   PP&L Resources, Inc.                     119,444
    4,700   Public Service Enterprise Group,
            Inc.                                     195,050
    8,100   Reliant Energy, Inc.                     334,631
   17,400   Southern Co.                             511,124
    7,200   TXU Corp.                                266,850

------------------------------------------------------------
 SHARES     SECURITY                               VALUE
------------------------------------------------------------
            UTILITIES (CONTINUED)
    7,710   Xcel Energy, Inc.                   $    197,087
                                                ------------
                                                   6,349,436
                                                ------------
            TOTAL COMMON STOCK -- UNAFFILIATED
            (cost $314,560,284)                  319,414,962
                                                ------------
            PREFERRED STOCK (0.0%)
            CONSUMER NON-DURABLE (0.0%)
      900   Alberto Culver Co. Class B (cost
            $24,740)                                  30,206
                                                ------------

            S&P 500 DEPOSITARY RECEIPTS (2.0%)
   44,251   S&P 500 Depositary Receipts
            (cost $6,113,243)                      6,330,659
                                                ------------
------------------------------------------------------------
PRINCIPAL   SECURITY                               VALUE
------------------------------------------------------------
            REPURCHASE AGREEMENT (0.3%)
$1,079,000  Fifth Third Bank, 6.35%, 10/31/00,
            matures 11/01/00,
            Collateralized by $1,078,163 FHLM
            Pool #C01080, 8.00%, 10/01/30
            market value $1,100,580
            TOTAL REPURCHASE AGREEMENT
            (cost $1,079,000)                      1,079,000
                                                ------------
            TOTAL INVESTMENTS
            (cost $322,860,715)                 $328,263,577
                                                ============

-------------------------------------------------------
The abbreviations in the above statement stand for the following:

    FHLM --   Federal Home Loan Mortgage

*  Denotes a non-income producing security.

Cost for Federal income tax purposes: $324,567,559.

Portfolio holding percentages based on net assets of $327,305,479.

See accompanying notes to the financial statements.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               11

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, unaffiliated, at value (cost
    $320,698,267)                                             $325,775,827
  Investments in securities, affiliated, at value (cost
    $1,083,448)                                                  1,408,750
  Repurchase Agreements, at value (cost $1,079,000)              1,079,000
  Cash                                                                 643
  Receivable from adviser                                           44,578
  Interest and dividends receivable                                211,171
  Prepaid and other assets                                          27,529
                                                              ------------
      Total Assets                                             328,547,498
                                                              ------------
LIABILITIES:
  Payable for investment securities purchased                    1,093,351
  Accrued expenses and other payables:
    Investment advisory fees                                        34,510
    Fund administration fees                                        13,273
    Transfer agent fees                                              3,600
    Distribution fees                                               24,668
    Administrative servicing fees                                   51,654
    Other                                                           20,963
                                                              ------------
      Total Liabilities                                          1,242,019
                                                              ------------
        Net Assets                                            $327,305,479
                                                              ============
NET ASSETS:
  Capital                                                     $318,676,195
  Accumulated net investment income                                153,895
  Net unrealized appreciation from investments                   5,402,862
  Accumulated net realized gains from investment
    transactions                                                 3,072,527
                                                              ------------
NET ASSETS                                                    $327,305,479
                                                              ============
NET ASSETS:
  Class A Shares                                              $  2,214,297
  Class B Shares                                                   986,639
  Institutional Class Shares                                    92,190,388
  Service Class Shares(a)                                      189,442,521
  Institutional Service Class Shares(b)                         31,916,500
  Local Fund Shares                                             10,555,134
                                                              ------------
      Total                                                   $327,305,479
                                                              ============
SHARES OUTSTANDING (unlimited number of shares authorized):
  Class A Shares                                                   177,739
  Class B Shares                                                    79,426
  Institutional Class Shares                                     7,382,408
  Service Class Shares(a)                                       15,212,634
  Institutional Service Class Shares(b)                          2,556,690
  Local Fund Shares                                                845,541
                                                              ------------
      Total                                                     26,254,438
                                                              ============
NET ASSET VALUE:
  Class A Shares                                              $      12.46
  Class B Shares                                              $      12.42
  Institutional Class Shares                                  $      12.49
  Service Class Shares(a)                                     $      12.45
  Institutional Service Class Shares(b)                       $      12.48
  Local Fund Shares                                           $      12.48
MAXIMUM OFFERING PRICE (100%/(100% - Maximum Sales Charge)
  of net asset value adjusted to nearest cent) per share:
  Class A Shares                                              $      13.22
  Class B Shares**                                            $      12.42
  Institutional Class Shares*                                 $      12.49
  Service Class Shares*(a)                                    $      12.45
  Institutional Service Class Shares*(b)                      $      12.48
  Local Fund Shares*                                          $      12.48
                                                              ============
Maximum sales charge -- Class A Shares                                5.75%
                                                              ============

------------------------------------------------------
 * Not subject to a front-end sales charge.

** For Class B Shares, the redemption price per share varies by the length of time shares are held and are not subject to a front-end sales charge.

(a) Formerly known as R shares.
(b) Formerly known as Y shares.

See accompanying notes to the financial statements.

 12              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                               FOR THE YEAR ENDED
                                                                OCTOBER 31, 2000
                                                              --------------------
INVESTMENT INCOME:
  Interest income                                                 $    87,451
  Dividend income                                                   2,371,392
                                                                  -----------
     Total Income                                                   2,458,843
                                                                  -----------
EXPENSES:
  Investment advisory fees                                            275,692
  Fund administration fees                                            106,035
  Custodian fees                                                       53,464
  Distribution fees                                                   225,779
  Administrative servicing fees                                       399,828
  Professional fees                                                    38,473
  Trustees' fees and expenses                                           4,119
  Transfer agent fees                                                  26,973
  Registration and filing fees                                         40,234
  Shareholders' reports                                                55,397
  Other                                                                50,590
                                                                  -----------
     Total expenses before waived or reimbursed expenses            1,276,584
     Expenses waived or reimbursed                                   (143,982)
                                                                  -----------
     Net expenses                                                   1,132,602
                                                                  -----------
NET INVESTMENT INCOME                                               1,326,241
                                                                  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized gains on investment transactions                     3,241,638
  Net change in unrealized appreciation/(depreciation) on
     investments                                                   (2,668,152)
                                                                  -----------
Net realized/unrealized gains on investments                          573,486
                                                                  -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 1,899,727
                                                                  ===========

------------------------------------------------------

See accompanying notes to the financial statements.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               13

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE YEAR           FOR THE YEAR
                                                                     ENDED                  ENDED
                                                              OCTOBER 31, 2000(b)    OCTOBER 31, 1999(a)
                                                              -------------------    -------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                          $  1,326,241           $    534,505
  Net realized gains on investment transactions                     3,241,638                 76,827
  Net change in unrealized appreciation/(depreciation) on
    investments                                                    (2,668,152)             8,790,010
                                                                 ------------           ------------
  Change in net assets resulting from operations                    1,899,727              9,401,342
                                                                 ------------           ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income                                                (7,630)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
  Net investment income                                                (2,082)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
  Net investment income                                              (188,661)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
  Net investment income                                              (701,651)              (179,657)
  Net realized gains from investment transactions                    (150,290)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS
  FROM:
  Net investment income                                              (166,197)               (59,524)
  Net realized gains from investment transactions                     (32,896)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO LOCAL FUND SHAREHOLDERS FROM:
  Net investment income                                              (168,632)              (251,510)
  Net realized gains from investment transactions                     (53,732)                    --
                                                                 ------------           ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                (1,471,771)              (490,691)
                                                                 ------------           ------------
CAPITAL TRANSACTIONS:(C)
  Net proceeds from shares issued                                 274,271,554             95,453,068
  Net proceeds from dividends reinvested                            1,471,613                490,698
  Cost of shares redeemed                                         (68,976,867)            (7,068,579)
                                                                 ------------           ------------
  Change in net assets from capital transactions                  206,766,300             88,875,187
                                                                 ------------           ------------
  Change in net assets                                            207,194,256             97,785,838
NET ASSETS:
  Beginning of period                                             120,111,223             22,325,385
                                                                 ------------           ------------
  End of period                                                  $327,305,479           $120,111,223
                                                                 ============           ============
SHARE TRANSACTIONS:(c)
  Sold                                                             21,494,781              8,334,075
  Reinvested                                                          117,016                 43,870
  Redeemed                                                         (5,430,405)              (616,230)
                                                                 ------------           ------------
  Change in shares                                                 16,181,392              7,761,715
                                                                 ============           ============

------------------------------------------------------

(a) The Service Class and Institutional Service Class Shares (formerly known as Class R and Class Y, respectively) commenced operations on November 2, 1998.

(b) Class A, Class B, and Institutional Class Shares commenced operations on December 29, 1999.

(c) Both the Capital and Share Transactions sections represent combined data for all classes of shares.

See accompanying notes to the financial statements.

 14              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             INSTITUTIONAL CLASS
                                           CLASS A SHARES            CLASS B SHARES                SHARES
                                       -----------------------   -----------------------   -----------------------
                                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                                          DECEMBER 29, 1999         DECEMBER 29, 1999         DECEMBER 29, 1999
                                       TO OCTOBER 31, 2000(a)    TO OCTOBER 31, 2000(a)    TO OCTOBER 31, 2000(a)
                                       -----------------------   -----------------------   -----------------------
NET ASSETS VALUE --
  BEGINNING OF PERIOD                          $12.73                    $12.73                    $ 12.73
                                               ------                    ------                    -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                   0.05+                    (0.01)+                     0.09+
  Net realized and unrealized loss              (0.24)+                   (0.25)+                    (0.25)+
                                               ------                    ------                    -------
       Total investment activities              (0.19)                    (0.26)                     (0.16)
                                               ------                    ------                    -------
DISTRIBUTIONS:
  Net investment income                         (0.08)                    (0.05)                     (0.08)
                                               ------                    ------                    -------
       Total distributions                      (0.08)                    (0.05)                     (0.08)
                                               ------                    ------                    -------
NET ASSET VALUE --
  END OF PERIOD                                $12.46                    $12.42                    $ 12.49
                                               ======                    ======                    =======
  Total Return (excluding sales
     charge)(b)                                  5.71%                     5.17%                      6.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)             $2,214                    $  987                    $92,190
Ratio of expenses to average net
  assets(c)                                      0.63%                     1.23%                      0.23%
Ratio of net investment income (loss)
  to average net assets(c)                       0.47%                    (0.12)%                     0.83%
Ratio of expenses to average net
  assets*(c)                                     0.88%                     2.05%                      0.30%
Portfolio turnover rate(b, d)                    9.72%                     9.72%                      9.72%

------------------------------------------------------

+   Calculated using the average daily shares outstanding for the period.
*   Ratios calculated as if no fees were waived and/or expenses reimbursed.

(a) The Class A, Class B and Institutional Class Shares commenced operations on December 29, 1999.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

                                   Continued

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               15

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                          SERVICE CLASS SHARES                  INSTITUTIONAL SERVICE CLASS SHARES
                               ------------------------------------------   ------------------------------------------
                                 FOR THE YEAR           PERIOD FROM           FOR THE YEAR           PERIOD FROM
                                    ENDED            NOVEMBER 2, 1998            ENDED            NOVEMBER 2, 1998
                               OCTOBER 31, 2000   TO OCTOBER 31, 1999(a)    OCTOBER 31, 2000   TO OCTOBER 31, 1999(a)
                               ----------------   -----------------------   ----------------   -----------------------
NET ASSETS VALUE --
  BEGINNING OF PERIOD              $  11.91               $  9.66               $ 11.94                $  9.66
                                   --------               -------               -------                -------
INVESTMENT ACTIVITIES:
  Net investment income                0.07                  0.09                  0.08                   0.10
  Net realized and unrealized
     gain                              0.56                  2.25                  0.56                   2.27
                                   --------               -------               -------                -------
       Total investment
          activities                   0.63                  2.34                  0.64                   2.37
                                   --------               -------               -------                -------
DISTRIBUTIONS:
  Net investment income               (0.07)                (0.09)                (0.08)                 (0.09)
  Net realized gains                  (0.02)                   --                 (0.02)                    --
                                   --------               -------               -------                -------
       Total distributions            (0.09)                (0.09)                (0.10)                 (0.09)
                                   --------               -------               -------                -------
NET ASSET VALUE --
  END OF PERIOD                    $  12.45               $ 11.91               $ 12.48                $ 11.94
                                   ========               =======               =======                =======
  Total Return (excluding
     sales charge)                     5.25%                24.27%(b)              5.37%                 24.64%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period
  (000)                            $189,443               $72,049               $31,917                $17,389
Ratio of expenses to average
  net assets                           0.63%                 0.63%(c)              0.48%                  0.48%(c)
Ratio of net investment
  income to average net
  assets                               0.54%                 0.69%(c)              0.69%                  0.87%(c)
Ratio of expenses to average
  net assets*                          0.70%                 0.83%(c)              0.55%                  0.67%(c)
Portfolio turnover rate(d)             9.72%                55.07%(b)              9.72%                 55.07%(b)

------------------------------------------------------
*  Ratios calculated as if no fees were waived and/or expenses reimbursed.

(a) The Service Class and Institutional Service Class Shares (formerly known as Class R and Class Y, respectively) commenced operations on November 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

                                   Continued

 16              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                     LOCAL FUND SHARES
                                                ------------------------------------------------------------
                                                  FOR THE YEAR        FOR THE YEAR          PERIOD FROM
                                                     ENDED               ENDED            JULY 24, 1998 TO
                                                OCTOBER 31, 2000    OCTOBER 31, 1999    OCTOBER 31, 1998(a)
                                                ----------------    ----------------    --------------------
NET ASSETS VALUE --
  BEGINNING OF PERIOD                               $ 11.95             $  9.66               $ 10.00
                                                    -------             -------               -------
INVESTMENT ACTIVITIES:
  Net investment income                                0.11+               0.12                  0.04
  Net realized and unrealized gain (loss)              0.54+               2.27                 (0.35)
                                                    -------             -------               -------
       Total investment activities                     0.65                2.39                 (0.31)
                                                    -------             -------               -------
DISTRIBUTIONS:
  Net investment income                               (0.10)              (0.10)                (0.03)
  Net realized gains                                  (0.02)                 --                    --
                                                    -------             -------               -------
       Total distributions                            (0.12)              (0.10)                (0.03)
                                                    -------             -------               -------
NET ASSET VALUE --
  END OF PERIOD                                     $ 12.48             $ 11.95               $  9.66
                                                    =======             =======               =======
  Total Return (excluding sales charge)                5.43%              24.85%                (3.08)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                  $10,555             $30,674               $22,325
Ratio of expenses to average net assets                0.35%               0.35%                 0.35%(c)
Ratio of net investment income to average net
  assets                                               0.84%               1.05%                 1.55%(c)
Ratio of expenses to average net assets*               0.38%               0.52%                 0.64%(c)
Portfolio turnover rate(d)                             9.72%              55.07%                 3.07%(b)

------------------------------------------------------
 +  Calculated using the average daily shares outstanding for the period.

 *  Ratios calculated as if no fees were waived and/or expenses reimbursed.

(a) The Local Fund Shares were first offered to the public on July 24, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to the financial statements.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               17

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                         NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is a registered open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as amended to date, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in thirty-three separate series, or mutual funds, each with its own investment objectives and strategies. The accompanying financial statements and financial highlights relate only to the Nationwide S&P 500 Index Fund (the "Fund"), a non-diversified portfolio.

The Fund currently offers six classes of shares: Class A, Class B, Institutional Class, Service Class (formerly known as Class R shares), Institutional Service Class (formerly known as Class Y shares), and Local Fund shares. Class A and B shares of the Fund are available to all investors. The Class A, Class B, and Institutional Class shares commenced operations on December 29, 1999. The Class A shares are purchased with a 5.75% maximum front-end sales charge. The Class B shares contain a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative. The Institutional Class, Service Class, Institutional Service Class, and Local Fund shares have no sales charges and are available to a limited group of investors, such as certain affiliated fund of funds, insurance company separate accounts, or tax-exempt employee benefit plans.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

(a) SECURITIES VALUATION

          1. Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

          2. Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's administrator or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

(b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

Securities transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization/accretion of premium or discount.

 18              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

(c) REPURCHASE AGREEMENT

The Nationwide S&P 500 Index Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

(d) FEDERAL INCOME TAXES

The Fund's policy is to qualify and continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(e) DISTRIBUTIONS TO SHAREHOLDERS

          1. Net investment income if any, is paid quarterly and is recorded on the ex-dividend date.

          2. Distributable net realized capital gains, if any, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclass of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund.

As of the fiscal year ended October 31, 2000. The necessary reclassifications were:

 UNDISTRIBUTED NET
    INVESTMENT        UNDISTRIBUTED
      INCOME          CAPITAL GAIN
-------------------   -------------
        $85               $(85)

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               19

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

(f) EXPENSES

General expenses of the Trust, not directly attributable to the Fund or to any class of shares, are charged to the Fund based upon the Fund's relative average net assets or another appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to the Fund, they are allocated to the classes based on total shares outstanding for each class.

Direct expenses of the Fund are allocated to the Fund and then allocated to the classes as described above.

Direct expenses of a class are allocated to that class unless otherwise directed as approved by the Trust's Board of Trustees. For example, distribution fees and administrative servicing fees are borne by the specific class of shares to which they apply.

(g) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Fund were as follows:

                                CAPITAL TRANSACTIONS:
                                ----------------------
                                     PERIOD FROM
                                  DECEMBER 29, 1999
                                TO OCTOBER 31, 2000(a)
                                ----------------------
CLASS A SHARES:
  Proceeds from shares
    issued....................       $  2,484,094
  Dividends reinvested........              7,538
  Cost of shares redeemed.....           (240,050)
                                     ------------
    Change in capital.........       $  2,251,582
                                     ============
CLASS B SHARES:
  Proceeds from shares
    issued....................       $  1,042,520
  Dividends reinvested........              2,083
  Cost of shares redeemed.....            (34,866)
                                     ------------
    Change in capital.........       $  1,009,737
                                     ============
INSTITUTIONAL CLASS SHARES:
  Proceeds from shares
    issued....................       $111,499,238
  Dividends reinvested........            188,653
  Cost of shares redeemed.....        (14,156,572)
                                     ------------
    Change in capital.........       $ 97,531,319
                                     ============

                                  SHARE TRANSACTIONS:
                                 ----------------------
                                      PERIOD FROM
                                   DECEMBER 29, 1999
                                 TO OCTOBER 31, 2000(a)
                                 ----------------------
CLASS A SHARES:
  Issued.......................           196,058
  Reinvested...................               600
  Redeemed.....................           (18,919)
                                       ----------
    Change in shares...........           177,739
                                       ==========
CLASS B SHARES:
  Issued.......................            82,220
  Reinvested...................               167
  Redeemed.....................            (2,961)
                                       ----------
    Change in shares...........            79,426
                                       ==========
INSTITUTIONAL CLASS SHARES:
  Issued.......................         8,479,031
  Reinvested...................            15,140
  Redeemed.....................        (1,111,763)
                                       ----------
    Change in shares...........         7,382,408
                                       ==========

                                  CAPITAL TRANSACTIONS:
                              -----------------------------
                                              PERIOD FROM
                                              NOVEMBER 2,
                               YEAR ENDED         1998
                              OCTOBER 31,    TO OCTOBER 31,
                                  2000          1999(b)
                              ------------   --------------
SERVICE CLASS SHARES:
  Proceeds from shares
    issued..................  $123,827,571    $69,746,897
  Dividends reinvested......      851,909         179,657
  Cost of shares redeemed...  (10,059,492)       (403,176)
                              ------------    -----------
    Change in capital.......  $114,619,988    $69,523,378
                              ============    ===========
INSTITUTIONAL SERVICE CLASS
  SHARES:
  Proceeds from shares
    issued..................  $28,816,348     $21,188,128
  Dividends reinvested......      199,081          59,524
  Cost of shares redeemed...  (15,241,411)     (4,730,253)
                              ------------    -----------
    Change in capital.......  $13,774,018     $16,517,399
                              ============    ===========

                                   SHARE TRANSACTIONS:
                              -----------------------------
                                              PERIOD FROM
                                              NOVEMBER 2,
                               YEAR ENDED         1998
                              OCTOBER 31,    TO OCTOBER 31,
                                  2000          1999(b)
                              ------------   --------------
SERVICE CLASS SHARES:
  Issued....................    9,907,505       6,068,255
  Reinvested................       67,670          15,874
  Redeemed..................     (811,665)        (35,005)
                              ------------    -----------
    Change in shares........    9,163,510       6,049,124
                              ============    ===========
INSTITUTIONAL SERVICE CLASS
  SHARES:
  Issued....................    2,300,940       1,862,525
  Reinvested................       15,739           5,266
  Redeemed..................   (1,216,068)       (411,712)
                              ------------    -----------
    Change in shares........    1,100,611       1,456,079
                              ============    ===========

 20              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

---------------

(a) The Class A, Class B, and Institutional Class of shares commenced operations on December 29, 1999.

(b) The Service Class and Institutional Service Class shares (formerly known as Class R and Class Y shares, respectively) were first offered to the public on November 2, 1998.

                                  CAPITAL TRANSACTIONS:
                              -----------------------------
                               YEAR ENDED      YEAR ENDED
                              OCTOBER 31,     OCTOBER 31,
                                  2000            1999
                              ------------   --------------
LOCAL FUND SHARES:
  Proceeds from shares
    issued..................  $ 6,601,783     $ 4,518,043
  Dividends reinvested......      222,349         251,517
  Cost of shares redeemed...  (29,244,476)     (1,935,150)
                              ------------    -----------
    Change in net assets....  $(22,420,344)   $ 2,834,410
                              ============    ===========

                                   SHARE TRANSACTIONS:
                              -----------------------------
                               YEAR ENDED      YEAR ENDED
                              OCTOBER 31,     OCTOBER 31,
                                  2000            1999
                              ------------   --------------
LOCAL FUND SHARES:
  Issued....................      529,027         403,295
  Reinvested................       17,700          22,730
  Redeemed..................   (2,269,029)       (169,513)
                              ------------    -----------
    Change in shares........   (1,722,302)        256,512
                              ============    ===========

3. TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, the adviser, Villanova Mutual Fund Capital Trust ("VMF"), manages the investment of the assets and supervises the daily business affairs of the Fund. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser. Prior to December 29, 1999, The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Bank Corp., served as the subadviser for the Fund. Since December 29, 1999, Fund Asset Management ("FAM"), part of Merrill Lynch Asset Management Group, has been managing the Fund's investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the investment advisory agreement, the Fund pays VMF a management fee, based on the Fund's average daily net assets. From such fees, pursuant to the subadvisory agreement, VMF pays subadvisory fees to FAM.

Additional information regarding investment advisory fees for VMF and the subadviser is as follows for the year ended October 31, 2000:

                             TOTAL      ADVISORY       PAID        TOTAL      ADVISORY       PAID
      AVERAGE DAILY         ADVISORY      FEE           TO        ADVISORY      FEE           TO
        NET ASSETS            FEE       RETAINED    SUBADVISER      FEE*      RETAINED    SUBADVISER*
      -------------         --------    --------    ----------    --------    --------    -----------
Up to $200 million........    0.13%       0.08%        0.05%      $275,692    $163,741     $111,951
Next $800 million.........    0.13%       0.10%        0.03%
Next $500 million.........    0.13%       0.11%        0.02%
Next $1.5 billion.........    0.12%       0.10%        0.02%
$3 billion and more.......    0.11%       0.09%        0.02%

---------------

* Advisory fees include fees paid to VMF under a different fee schedule prior to December 29, 1999 and under the new fee schedule thereafter. Subadvisory fees include fees paid to the Dreyfus Corporation under a different fee schedule prior to December 29, 1999, and fees paid to FAM after December 29, 1999.

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Fund. Pursuant to the Expense Limitation Agreement VMF has agreed to waive fees or otherwise reimburse expenses for the fund and, if necessary, reimburse expenses of the Fund in order to limit annual Fund operating expenses to 0.63% for Class A shares, 1.23% for Class B shares, 0.23% for Institutional Class shares, 0.63% for Service Class shares,

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               21

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

0.48% for Institutional Service Class shares, and 0.35% for Local Fund shares. During the year ended October 31, 2000, VMF reduced expenses for the Fund as follows:

  TOTAL                   OTHER      TOTAL FEES      NET
   FUND        FEES        FEES       WAIVED/        FUND
 EXPENSES    WAIVED*    REIMBURSED   REIMBURSED    EXPENSES
----------   --------   ----------   ----------   ----------
$1,276,584   $143,982      --         $143,982    $1,132,602

        -----------------------

        * Includes advisory, transfer agent and fund administration fees.

VMF may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Fund for expenses associated with the distribution of shares of the Fund. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% for Class A shares, 1.00% for Class B shares, 0.15% for Service Class shares, and 0.07% for Local Fund shares. During the year ended October 31, 2000, the Fund incurred distribution fees totaling $225,779, as set forth below.

              DISTRIBUTION FEES
----------------------------------------------
CLASS A   CLASS B     SERVICE         LOCAL
SHARES    SHARES    CLASS SHARES   FUND SHARES
-------   -------   ------------   -----------
$2,237    $3,628      $205,724       $14,190

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on the Class A shares. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Fund. For the year ended October 31, 2000, the commissions were collected totaling $9,492 for the Class A shares.

NAS also receives fees for services as principal underwriter for Class B shares of the Fund. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments made during the past five years. The CDSCs, if applicable, will be imposed on redemption made within 6 years of the purchase. CDSCs collected for the year ended October 31, 2000, on redemptions of Class B Shares were $9,915.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Fund for providing various administrative and accounting services. These fee are calculated daily based on

 22              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

the Fund's average daily net assets and paid monthly. During the year ended October 31, 2000, the Fund incurred fund administration fees according to the following schedule:

                                             FUND
         AVERAGE DAILY                  ADMINISTRATION
          NET ASSETS             FEE         FEES
-------------------------------  ----   --------------
Up to $1 billion                 0.05%     $106,035
Next $1 billion                  0.04%

VSA has entered into an agreement with BISYS Fund Services to provide sub-administration services to the Fund.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $18 per account for Class A and Class B shares (effective October 1, 2000, fees were increased to $20 per account) and 0.01% of the average daily net assets of all the other classes. During the year ended October 31, 2000, the Fund incurred transfer agent fees totaling $26,973, as set forth below.

                             TRANSFER AGENT FEES
------------------------------------------------------------------------------
                                                   INSTITUTIONAL
CLASS A   CLASS B   INSTITUTIONAL     SERVICE      SERVICE CLASS      LOCAL
SHARES    SHARES    CLASS SHARES    CLASS SHARES      SHARES       FUND SHARES
-------   -------   -------------   ------------   -------------   -----------
$3,091    $2,786       $2,754         $15,326         $1,911         $1,105

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agent services to the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services (NFS), Inc., and financial institutions which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class A, Service Class, and Institutional Service Class of shares. For the year ended October 31, 2000, the Fund incurred administrative servicing fees totaling $399,828 consisting of $336,912 and $62,916 for the Service Class and Institutional Service Class, respectively. Affiliate NFS received payments (which are included in the total administrative fees) of $340,380.

4. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statement of Operations. No compensating balances are required under the terms of this arrangement. The average borrowings outstanding during the year ended October 31, 2000 was $94,215 at an average interest rate of 6.78%.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               23

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) for the year ended October 31, 2000, are summarized below. There were no purchases or sales of U.S. Government Securities.

          SECURITIES
-------------------------------
 PURCHASES             SALES
------------        -----------
$222,962,930        $20,101,286

Realized gains and losses have been computed on the first-in, first-out basis unless otherwise specified by VMF or FAM. Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $1,706,844. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

   GROSS                GROSS                 NET
 UNREALIZED           UNREALIZED           UNREALIZED
APPRECIATION        (DEPRECIATION)        APPRECIATION
------------        --------------        ------------
$38,068,736          $(34,372,718)         $3,696,018

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For certain corporate shareholders, 100% of the Fund's income dividends and short-term capital gain distributions in the fiscal year ended October 31, 2000, qualify for the dividend received deductions.

During the fiscal year ended October 31, 2000, the Fund declared long-term capital distributions of $133,232.

7. SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on December 14 and 15, 2000, the Board considered and approved the following transactions:

(a) Approved the change in the principal underwriter of Nationwide Mutual Funds from Nationwide Advisory Services, Inc. to Villanova Distribution Services, Inc. This change will occur as soon as practicable after all necessary regulatory approvals are received.

                      End of Notes to Financial Statements

 24              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
  Nationwide Mutual Funds:

We have audited the accompanying statement of assets and liabilities of Nationwide Mutual Funds-Nationwide S&P 500 Index Fund (the Fund), including the statement of investments, as of October 31, 2000, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
December 18, 2000

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               25

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                              SHAREHOLDER MEETING

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
SHAREHOLDER MEETING (UNAUDITED)

At the Annual Meeting of Shareholders of Nationwide Mutual Funds held on July 26, 2000, shareholders of the Fund acted upon and approved the following matters:

                                   PROPOSAL 1
                          ELECTION OF TWELVE TRUSTEES

                                                                               WITHHOLD AUTHORITY
NAME                                                               FOR            TO VOTE FOR
----                                                          -------------    ------------------
Charles E. Allen............................................  1,210,772,374        27,409,050
Paula H. J. Cholmondeley....................................  1,210,595,553        27,585,870
C. Brent DeVore.............................................  1,210,760,725        27,420,699
Robert M. Duncan............................................  1,210,511,422        27,670,001
Joseph J. Gasper............................................  1,208,526,105        29,655,318
Barbara Hennigar............................................  1,210,762,798        27,418,626
Paul J. Hondros.............................................  1,210,374,609        27,806,815
Thomas J. Kerr IV...........................................  1,210,723,620        27,457,804
Douglas F. Kridler..........................................  1,210,285,022        27,896,402
Dimon R. McFerson...........................................  1,207,073,052        31,108,372
Arden L. Shisler............................................  1,210,645,041        27,536,382
David C. Wetmore............................................  1,211,159,071        27,022,352

                                   PROPOSAL 2
                RATIFICATION OF BOARD OF TRUSTEES' SELECTION OF
                        KPMG LLP AS TRUST'S AUDITORS FOR
                    THE FISCAL YEAR ENDING OCTOBER 31, 2000

SERIES                                     FOR          AGAINST         ABSTAIN           TOTAL
------                                -------------    ----------    -------------    -------------
Mid Cap Growth Fund(a)..............        392,953         6,553           56,343          455,849
Growth Fund.........................     29,420,887     1,083,286        1,765,968       32,270,141
Nationwide Fund.....................     41,708,118       652,212        1,616,954       43,977,284
Bond Fund...........................      7,055,764        37,856          326,750        7,420,370
Tax-Free Income Fund................     10,875,825       151,369          764,561       11,791,755
Long-Term U.S. Government Bond
  Fund..............................      1,504,410         3,959          112,030        1,620,399
Intermediate U.S. Government Bond
  Fund..............................      8,570,166        41,535          158,603        8,770,304
Money Market Fund...................  1,032,957,631    22,226,133       38,225,984    1,093,409,748
S&P 500 Index Fund..................     14,589,716       178,031          620,230       15,387,977
Morley Capital Accumulation Fund....      1,058,429            --               --        1,058,429
Morley Enhanced Income Fund.........      1,109,538            --               --        1,109,538
Value Opportunities Fund............        106,180            --              785          106,965
High Yield Bond Fund................     10,485,743            --               --       10,485,743
Prestige Large Cap Value Fund.......      2,796,280         7,171            8,362        2,811,813

---------------------------------------------------------------------------------------------------
(a) Fund name changed to Gartmore Millennium Growth on 09/01/00.

 26              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                        SHAREHOLDER MEETING (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------
                             PROPOSAL 2 (CONTINUED)

SERIES                                     FOR          AGAINST         ABSTAIN           TOTAL
------                                -------------    ----------    -------------    -------------
Prestige Large Cap Growth Fund......      2,875,424         1,973           19,391        2,896,788
Prestige Small Cap Fund.............      1,953,699         3,087            7,408        1,964,194
Prestige Balanced Fund..............        729,593            62           26,853          756,508
Prestige International Fund.........      1,346,839            --            3,588        1,350,427
Small Cap Index Fund................          2,453            --               --            2,453
International Index Fund............         12,881            --              998           13,879
Bond Index Fund.....................          4,777            --               --            4,777
Mid Cap Market Index Fund...........        501,087            --               --          501,087
Investor Destinations Aggressive
  Fund..............................          3,000            --               --            3,000
Investor Destinations Moderately
  Aggressive Fund...................          3,000            --               --            3,000
Investor Destinations Moderate
  Fund..............................          3,000            --               --            3,000
Investor Destinations Moderately
  Conservative Fund.................          3,000            --               --            3,000
Investor Destinations Conservative
  Fund..............................          3,000            --               --            3,000
                                      -------------    ----------    -------------    -------------
All twenty-seven Funds..............  1,170,073,393    24,393,227       43,714,808    1,238,181,428

                                   PROPOSAL 3
                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                             REGARDING MAKING LOANS

SERIES                                         FOR         AGAINST       ABSTAIN          TOTAL
------                                     -----------    ----------    ----------    -------------
S&P 500 Index Fund.......................   13,983,014       542,458       862,505       15,387,977

                                   PROPOSAL 4
                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                REGARDING COMMODITIES AND COMMODITIES CONTRACTS

SERIES                                         FOR         AGAINST       ABSTAIN          TOTAL
------                                     -----------    ----------    ----------    -------------
S&P 500 Index Fund.......................   13,876,132       630,302       881,543       15,387,977

                                   PROPOSAL 5
                   AMEND FUNDS' FUNDAMENTAL INVESTMENT POLICY
                             REGARDING REAL ESTATE

SERIES                                         FOR         AGAINST       ABSTAIN          TOTAL
------                                     -----------    ----------    ----------    -------------
S&P 500 Index Fund.......................   14,138,102       468,887       780,987       15,387,976

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               27

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                        SHAREHOLDER MEETING (CONTINUED)

                                OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                   PROPOSAL 8
   APPROVE FUNDS' RECLASSIFICATION OF THE FUNDAMENTAL INVESTMENT OBJECTIVE AS NON-FUNDAMENTAL OF EACH OF THE MID CAP GROWTH FUND(a), GROWTH FUND, NATIONWIDE
  FUND, BOND FUND, TAX-FREE INCOME FUND, LONG-TERM U.S. GOVERNMENT BOND FUND, INTERMEDIATE U.S. GOVERNMENT BOND FUND, MONEY MARKET FUND, S&P 500 INDEX FUND, PRESTIGE LARGE CAP VALUE FUND, PRESTIGE LARGE CAP GROWTH FUND, PRESTIGE SMALL
        CAP FUND, PRESTIGE BALANCED FUND AND PRESTIGE INTERNATIONAL FUND

SERIES                                         FOR         AGAINST       ABSTAIN          TOTAL
------                                     -----------    ----------    ----------    -------------
S&P 500 Index Fund.......................   13,571,262       907,180       909,535       15,387,977

At such Annual Meeting, shareholders of the other Funds of the Trust voted upon these and other proposals. Results of such voting are not reported here in their entirety to the extent they do not directly affect the Fund. However, for more information about the results of the Annual Meeting, interested shareholders should contact the Trust.

 28              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT